Securities (Fair Value Of Securities Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pledged as collateral for:
FHLB advances	$ 4,058	$ 4,641
Public deposits	1,997	2,018
Interest-rate swaps	104	145
Total	$ 6,159	$ 6,804